Equity - Schedule of Restricted Stock Unit Activities (Details) - RSU [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of options, Unvested ending balance | shares	72,823
Weighted Average Grant-Date Fair Value, Unvested Ending balance | $ / shares	$ 27.95
Amount of options, Granted | shares
Weighted Average Grant-Date Fair Value, Granted | $ / shares
Amount of options, Vested | shares	(30,206)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 27.67
Amount of options, Expired and forfeited | shares	(42,617)
Weighted Average Grant-Date Fair Value, Expired and forfeited | $ / shares	$ 28.13
Amount of options, Unvested ending balance | shares
Weighted Average Grant-Date Fair Value, Unvested Ending balance | $ / shares